Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 13, 2024	Jul. 26, 2025	Jul. 25, 2026	Jul. 26, 2025	Jul. 27, 2024	Jul. 29, 2023	Jul. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure is provided about the relationship between executive compensation and the Company’s performance on select financial metrics. The “Compensation Actually Paid” and other compensation figures shown here are calculated in accordance with applicable regulatory guidance.

Fiscal Year	Summary Compensation Table Total for PEO (John J. Sumas)(1)	Compensation Actually Paid to PEO (John J. Sumas)(2)	Summary Compensation Table Total for PEO (Robert Sumas)(3)	Compensation Actually Paid to PEO (Robert Sumas)(2)	Average Summary Compensation Table Total for non-PEO NEOs(4)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based(5)		GAAP Net Income(6) ($ in Millions)	Adjusted Net Income(7) ($ in Millions)
							TSR	Peer Group TSR
2026	$2,964,394	$3,169,270			$1,948,481	$2,079,655	$226.72	$195.23	$52.5	$52.7
2025	1,554,607	1,694,487	$902,261	$972,788	1,567,794	1,637,073	186.06	190.94	56.4	56.4
2024			1,432,211	1,601,724	1,322,414	1,421,465	153.57	146.15	50.5	51.9
2023			1,955,159	1,975,907	1,823,359	1,844,107	112.93	127.54	49.7	48.9
2022			1,251,742	1,252,210	1,124,397	1,124,865	104.59	123.70	26.8	35.4

(1)	Represents the total compensation for Mr. John J. Sumas, our Chief Executive Officer, for 2026 and 2025. Mr. J. Sumas was appointed as Chief Executive Officer effective December 13, 2024.
(2)
Represents the total compensation from the Summary Compensation Table for our Principal Executive Officer (“PEO”) and the average total compensation for our named executive officers other than the PEO (referred to in this Pay Versus Performance disclosure as our “non-PEO NEOs”) during 2026, 2025, 2024, 2023 and 2022 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K. The adjustments to the values reported in the Summary Compensation table are set forth below in the Reconciliation of Summary Compensation Totals and Compensation Actually Paid.

(3)
Represents the total compensation for Mr. Robert Sumas, our former Chief Executive Officer and PEO, for 2025 (through December 13, 2024), 2024, 2023 and 2022. Mr. R. Sumas stepped down as Chief Executive Officer effective December 13, 2024.

(4)
Represents the average total compensation for Messrs. John P. Sumas, Nicholas J. Sumas II, John Van Orden and Luigi Perri, our non-PEO NEOs, from the Summary Compensation Table for 2026; Messrs. John P. Sumas and Nicholas J. Sumas II for 2025; Messrs. William Sumas, John P. Sumas, John J. Sumas and Nicholas J. Sumas II for 2024; and Messrs. William Sumas and John P. Sumas for 2023 and 2022.

(5)
Total Shareholder Return (“TSR”), for each fiscal year is based on a $100 common equity investment at the close of July 31, 2021, measuring through and including the end of the applicable year. Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The peer group selected by the Company for purposes of the TSR benchmarking for the pay versus performance disclosures is the Dow Jones U.S. Food Retailers & Wholesalers Total Stock Market Index, which is the same peer group the Company uses for the performance graph in its Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(7)
Adjusted Net Income is defined as net income excluding certain non-routine transactions that, in the opinion of management, affect the comparability of operating results from period to period. For a reconciliation of Net Income to Adjusted Net Income, see our Annual Report on Form 10-K for the fiscal years presented.

The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to our PEOs.

	PEO John J. Sumas		PEO Robert Sumas
	2026 ($)	2025 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)
Summary Compensation Table Total	$2,964,394	$1,554,607	$902,261	$1,432,211	$1,955,159	$1,251,742
Deduct: Stock and Option Awards	(1,382,071)	—	—	—	(595,400)	—
Deduct: Change in Pension Value and Nonqualified Deferred Compensation Earnings	—	—	(69,353)	(18,727)	—	—
Equity Award Adjustments:
Add (Deduct): Year-End Fair Value of Equity Awards Granted in the Year	1,408,847	—	—	—	606,320	—
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	—	139,880	139,880	188,240	—	468
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	178,100	—	—	—	9,828	—
Compensation Actually Paid	$3,169,270	$1,694,487	$972,788	$1,601,724	$1,975,907	$1,252,210

The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs.

	Average Non-PEO NEOs
	2026 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)
Summary Compensation Table Total	$1,948,481	$1,567,794	$1,322,414	$1,823,359	$1,124,397
Deduct: Stock and Option Awards	(760,148)	—	—	(595,400)	—
Deduct: Change in Pension Value and Nonqualified Deferred Compensation Earnings	(41,102)	(70,601)	(65,529)	—	—
Equity Award Adjustments:
Add (Deduct): Year-End Fair Value of Equity Awards Granted in the Year	774,874	—	—	606,320	—
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	—	139,880	141,180	—	468
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	157,550	—	23,400	9,828	—
Compensation Actually Paid	$2,079,655	$1,637,073	$1,421,465	$1,844,107	$1,124,865

Company Selected Measure Name			Adjusted Net Income
Named Executive Officers, Footnote
(1)	Represents the total compensation for Mr. John J. Sumas, our Chief Executive Officer, for 2026 and 2025. Mr. J. Sumas was appointed as Chief Executive Officer effective December 13, 2024.
(3)
Represents the total compensation for Mr. Robert Sumas, our former Chief Executive Officer and PEO, for 2025 (through December 13, 2024), 2024, 2023 and 2022. Mr. R. Sumas stepped down as Chief Executive Officer effective December 13, 2024.

(4)
Represents the average total compensation for Messrs. John P. Sumas, Nicholas J. Sumas II, John Van Orden and Luigi Perri, our non-PEO NEOs, from the Summary Compensation Table for 2026; Messrs. John P. Sumas and Nicholas J. Sumas II for 2025; Messrs. William Sumas, John P. Sumas, John J. Sumas and Nicholas J. Sumas II for 2024; and Messrs. William Sumas and John P. Sumas for 2023 and 2022.

Peer Group Issuers, Footnote
(5)
Total Shareholder Return (“TSR”), for each fiscal year is based on a $100 common equity investment at the close of July 31, 2021, measuring through and including the end of the applicable year. Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The peer group selected by the Company for purposes of the TSR benchmarking for the pay versus performance disclosures is the Dow Jones U.S. Food Retailers & Wholesalers Total Stock Market Index, which is the same peer group the Company uses for the performance graph in its Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(2)
Represents the total compensation from the Summary Compensation Table for our Principal Executive Officer (“PEO”) and the average total compensation for our named executive officers other than the PEO (referred to in this Pay Versus Performance disclosure as our “non-PEO NEOs”) during 2026, 2025, 2024, 2023 and 2022 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K. The adjustments to the values reported in the Summary Compensation table are set forth below in the Reconciliation of Summary Compensation Totals and Compensation Actually Paid.

The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to our PEOs.

	PEO John J. Sumas		PEO Robert Sumas
	2026 ($)	2025 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)
Summary Compensation Table Total	$2,964,394	$1,554,607	$902,261	$1,432,211	$1,955,159	$1,251,742
Deduct: Stock and Option Awards	(1,382,071)	—	—	—	(595,400)	—
Deduct: Change in Pension Value and Nonqualified Deferred Compensation Earnings	—	—	(69,353)	(18,727)	—	—
Equity Award Adjustments:
Add (Deduct): Year-End Fair Value of Equity Awards Granted in the Year	1,408,847	—	—	—	606,320	—
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	—	139,880	139,880	188,240	—	468
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	178,100	—	—	—	9,828	—
Compensation Actually Paid	$3,169,270	$1,694,487	$972,788	$1,601,724	$1,975,907	$1,252,210

Non-PEO NEO Average Total Compensation Amount			$ 1,948,481	$ 1,567,794	$ 1,322,414	$ 1,823,359	$ 1,124,397
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,079,655	1,637,073	1,421,465	1,844,107	1,124,865
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Represents the total compensation from the Summary Compensation Table for our Principal Executive Officer (“PEO”) and the average total compensation for our named executive officers other than the PEO (referred to in this Pay Versus Performance disclosure as our “non-PEO NEOs”) during 2026, 2025, 2024, 2023 and 2022 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K. The adjustments to the values reported in the Summary Compensation table are set forth below in the Reconciliation of Summary Compensation Totals and Compensation Actually Paid.

The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs.

	Average Non-PEO NEOs
	2026 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)
Summary Compensation Table Total	$1,948,481	$1,567,794	$1,322,414	$1,823,359	$1,124,397
Deduct: Stock and Option Awards	(760,148)	—	—	(595,400)	—
Deduct: Change in Pension Value and Nonqualified Deferred Compensation Earnings	(41,102)	(70,601)	(65,529)	—	—
Equity Award Adjustments:
Add (Deduct): Year-End Fair Value of Equity Awards Granted in the Year	774,874	—	—	606,320	—
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	—	139,880	141,180	—	468
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	157,550	—	23,400	9,828	—
Compensation Actually Paid	$2,079,655	$1,637,073	$1,421,465	$1,844,107	$1,124,865

Compensation Actually Paid vs. Total Shareholder Return
The table below shows the relationship between the compensation actually paid to the PEO and Average non-PEO NEOs relative to Village Super Market’s TSR and the cumulative TSR for the peer group reflected in the Pay Versus Performance Table above.

Compensation Actually Paid vs. Net Income			The table below shows the relationship between the compensation actually paid to the PEO and Average non-PEO NEOs relative to GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure			The table below shows the relationship between the compensation actually paid to the PEO and Average non-PEO NEOs relative to Adjusted Net Income.
Total Shareholder Return Vs Peer Group
The table below shows the relationship between the compensation actually paid to the PEO and Average non-PEO NEOs relative to Village Super Market’s TSR and the cumulative TSR for the peer group reflected in the Pay Versus Performance Table above.

Tabular List, Table
Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking compensation actually paid to its named executive officers in fiscal 2026 to the Company’s performance.

Financial Performance Measure	Description
Adjusted Net Income	Adjusted Net Income is defined as net income excluding certain non-routine transactions that, in the opinion of management, affect the comparability of operating results from period to period.
EBITDA	EBITDA is defined as net income before interest expense, interest income, income taxes, and depreciation and amortization expense.
Same Store Sales
New stores, replacement stores and stores with banner changes are included in same store sales in the quarter after the store has been in operation for four full fiscal quarters. Store renovations and expansions are included in same store sales immediately.

Total Shareholder Return Amount			$ 226.72	186.06	153.57	112.93	104.59
Peer Group Total Shareholder Return Amount			195.23	190.94	146.15	127.54	123.7
Net Income (Loss)			$ 52,500,000	$ 56,400,000	$ 50,500,000	$ 49,700,000	$ 26,800,000
Company Selected Measure Amount			52,700,000	56,400,000	51,900,000	48,900,000	35,400,000
PEO Name	Mr. Robert Sumas	Mr. John J. Sumas	Mr. John J. Sumas		Mr. Robert Sumas	Mr. Robert Sumas	Mr. Robert Sumas
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Net Income
Measure:: 2
Pay vs Performance Disclosure
Name			EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Same Store Sales
John J. Sumas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,964,394	$ 1,554,607
PEO Actually Paid Compensation Amount			3,169,270	1,694,487
Robert Sumas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				902,261	$ 1,432,211	$ 1,955,159	$ 1,251,742
PEO Actually Paid Compensation Amount				972,788	1,601,724	1,975,907	1,252,210
PEO | John J. Sumas [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | John J. Sumas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,382,071)	0
PEO | John J. Sumas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,408,847	0
PEO | John J. Sumas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	139,880
PEO | John J. Sumas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			178,100	0
PEO | Robert Sumas [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(69,353)	(18,727)	0	0
PEO | Robert Sumas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	(595,400)	0
PEO | Robert Sumas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	606,320	0
PEO | Robert Sumas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				139,880	188,240	0	468
PEO | Robert Sumas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	9,828	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(41,102)	(70,601)	(65,529)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(760,148)	0	0	(595,400)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			774,874	0	0	606,320	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	139,880	141,180	0	468
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 157,550	$ 0	$ 23,400	$ 9,828	$ 0